Columbia Income Builder Fund
SUMMARY OF THE FUND
Investment Objective
Columbia Income Builder Fund (the Fund) seeks to provide shareholders with a high level of current income and growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 23 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Income Builder Fund	Class A		Class B		Class C		Class K	Class R	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.75%		none		none		none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within one year after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Income Builder Fund		Class A	Class B	Class C	Class K	Class R	Class R4	Class R5	Class W	Class Z
Management fees		none	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%	none
Other expenses	[1]	0.16%	0.16%	0.16%	0.35%	0.16%	0.16%	0.10%	0.16%	0.16%
Acquired fund fees and expenses		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Total annual Fund operating expenses	[2]	1.06%	1.81%	1.81%	1.00%	1.31%	0.81%	0.75%	1.06%	0.81%
[1]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W and Class Z shares have been restated to reflect current fees paid by the Fund.
[2]	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than "Total Net Expenses" shown in the Financial Highlights section of this prospectus because "Total Net Expenses" do not include acquired fund fees and expenses.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Income Builder Fund (USD $)	1 year	3 years	5 years	10 years
Class A	578	796	1,032	1,708
Class B	684	869	1,180	1,930
Class C	284	569	980	2,127
Class K	102	318	552	1,225
Class R	133	415	718	1,579
Class R4	83	259	450	1,002
Class R5	77	240	417	930
Class W	108	337	585	1,294
Class Z	83	259	450	1,002

Expense Example, No Redemption Columbia Income Builder Fund (USD $)	1 year	3 years	5 years	10 years
Class A	578	796	1,032	1,708
Class B	184	569	980	1,930
Class C	184	569	980	2,127
Class K	102	318	552	1,225
Class R	133	415	718	1,579
Class R4	83	259	450	1,002
Class R5	77	240	417	930
Class W	108	337	585	1,294
Class Z	83	259	450	1,002

Portfolio Turnover
The Fund and underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. A high portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund-of-funds” and seeks to achieve its objective by investing in a combination of underlying funds representing different asset classes, potentially including an allocation to alternative investment strategies. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:
Asset Class (Target Allocation Range – Under Normal Market Conditions)*
Equity	0–35%
Fixed Income	55–100%
Cash	0–15%
Alternative Investment Strategy	0–20%
*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees.

Columbia Management Investment Advisers, LLC (the Investment Manager), will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to alternative investment strategy funds, in an effort to achieve the Fund’s objective of providing a high level of current income and growth of capital. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations.

In pursuit of the Fund’s objective, the Investment Manager chooses investments by:
  Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;
  Analyzing factors such as credit quality, interest rate outlook and price; and
  Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.
The Investment Manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories.

Investment Category Allocation. Within the equity and fixed income asset classes, the Investment Manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging market bonds. The Investment Manager also may allocate assets to money market (cash) or alternative investment strategies. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints set forth in Table 1 are intended to promote diversification within asset classes, and the Investment Manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the Investment Manager as part of its qualitative review.
Principal Risks
An investment in the Fund involves risk, including specific risks relating to the investment in the Fund based on its investment process and its "fund-of-funds" structure, as well as specific risks related to the underlying funds in which it invests, including among others, those described below. More information about underlying funds, including their principal risks, is available in their prospectuses. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Allocation  Risk. Because the Fund uses an asset allocation strategy in pursuit of its investment objective, there is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Credit Risk. The value of fixed-income securities, or other instruments or assets, may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade fixed-income securities (commonly called “high-yield” or “junk”) may be subject to greater price fluctuations and are more likely to experience a default than investment grade securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Fund-of-Funds Risk. Determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Therefore, to the extent that the Fund invests significantly in a particular underlying fund, the Fund’s performance would be significantly impacted by the performance of such underlying fund. Generally, by investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few underlying funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated funds over unaffiliated funds for investment by the Fund, and may also face potential conflicts of interest in selecting affiliated funds, because the fees the Investment Manager receives from some underlying funds may be higher than the fees paid by other underlying funds.

High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest  Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will generally affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed-income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Securities with floating coupon rates are typically less sensitive to interest rate changes, but these securities may decline in value if their coupon rates do not rise as much as, or keep pace with, yields on such types of securities. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s NAV.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a blended index that is intended to provide a measure of the Fund's performance given its investment strategy, as well as one or more other measures of performance for markets in which the Fund may invest.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of March 31, 2015: 1.26%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 9.74% Worst 4th Quarter 2008 -8.86%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Average Annual Total Returns Columbia Income Builder Fund	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	Feb. 16, 2006	(0.16%)	6.53%	5.41%
Class A returns after taxes on distributions	Feb. 16, 2006	(1.30%)	5.26%	4.00%
Class A returns after taxes on distributions and sale of Fund shares	Feb. 16, 2006	0.17%	4.65%	3.69%
Class B	Feb. 16, 2006	(1.01%)	6.45%	5.18%
Class C	Feb. 16, 2006	3.00%	6.77%	5.20%
Class K	Feb. 16, 2006	4.88%	7.62%	6.20%
Class R	Sep. 27, 2010	4.52%	7.42%	5.81%
Class R4	Nov. 08, 2012	4.98%	7.67%	6.04%
Class R5	Nov. 08, 2012	5.04%	7.71%	6.06%
Class W	Jun. 25, 2014	4.79%	7.57%	5.98%
Class Z	Sep. 27, 2010	5.08%	7.82%	6.12%
Blended Index (consists of 65% Barclays U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citi Three-Month U.S. Treasury Bill Index) (reflects no deductions for fees, expenses, or taxes)		7.07%	6.83%	5.38%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	5.06%
Russell 3000 Value Index (reflects no deductions for fees, expenses or taxes)		12.70%	15.34%	6.83%
Citi Three-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)		0.03%	0.07%	1.24%	[1]
[1]	As of February 28, 2006.